Meridian Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 91.4%
Communication Services - 1.9%
Entertainment - 1.2%
Cinemark Holdings, Inc. [1]	598,231	$ 23,923,258
Media - 0.7%
National CineMedia, Inc.	1,836,706	12,948,777
Total Communication Services		36,872,035
Consumer Discretionary - 17.2%
Diversified Consumer Services - 4.8%
Frontdoor, Inc. [2]	758,365	26,102,923
Grand Canyon Education, Inc. [2]	474,184	54,298,810
ServiceMaster Global Holdings, Inc. [2]	301,758	14,092,099
		94,493,832
Internet & Direct Marketing Retail - 1.5%
Shutterstock, Inc. [1]	600,420	27,997,585
Leisure Products - 1.1%
Polaris Industries, Inc. [1]	260,869	22,025,170
Specialty Retail - 2.0%
Sally Beauty Holdings, Inc. [1,2]	2,140,960	39,415,073
Textiles, Apparel & Luxury Goods - 7.8%
Carter's, Inc. [1]	244,599	24,653,133
Hanesbrands, Inc. [1]	2,617,782	46,805,942
Skechers U.S.A., Inc. Class A [2]	1,622,653	54,537,367
Under Armour, Inc. Class C [1,2]	738,985	13,944,647
Wolverine World Wide, Inc.	382,261	13,658,186
		153,599,275
Total Consumer Discretionary		337,530,935
Energy - 0.3%
Energy Equipment & Services - 0.3%
RigNet, Inc. [2]	635,695	6,210,740
Total Energy		6,210,740
Financials - 3.7%
Banks - 0.3%
Bank OZK [1]	230,616	6,683,252
Capital Markets - 3.4%
Legacy Acquisition Corp. [1,2]	1,708,725	17,548,606
LPL Financial Holdings, Inc.	454,578	31,661,358
WisdomTree Investments, Inc.	2,379,177	16,796,989
		66,006,953
Total Financials		72,690,205
Health Care - 17.1%
Biotechnology - 4.9%
Agios Pharmaceuticals, Inc. [1,2]	166,207	11,209,000
DBV Technologies SA ADR (France) [1,2]	667,742	5,148,291
	Shares	Value
Exact Sciences Corp. [1,2]	144,189	$ 12,489,651
Forte Biosciences, Inc. Acquisition Date: 12/31/18, Cost $4,000,000 [2,3,4]	5,571,807	4,000,000
Heron Therapeutics, Inc. [1,2]	452,377	11,056,094
Immunomedics, Inc. [1,2]	613,110	11,777,843
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	224,727	4,058,561
Moderna, Inc. Acquisition Date: 8/8/16-1/26/18, Cost $7,760,248 [2,3,4]	392,174	6,783,635
Neurocrine Biosciences, Inc. [2]	89,415	7,877,462
Precision BioSciences, Inc. Acquisition Date: 5/25/18-3/1/19, Cost $4,704,038 [2,3,4]	408,976	6,239,951
Spectrum Pharmaceuticals, Inc. [1,2]	884,467	9,454,952
Viking Therapeutics, Inc. [1,2]	557,981	5,546,331
		95,641,771
Health Care Equipment & Supplies - 7.1%
Axogen, Inc. [1,2]	644,098	13,564,704
Cooper Cos., Inc. (The)	55,990	16,582,558
DexCom, Inc. [2]	69,596	8,288,884
Endologix, Inc. [2]	169,777	1,122,229
Insulet Corp. [1,2]	104,449	9,932,055
Integra LifeSciences Holdings Corp. [2]	187,690	10,458,087
Masimo Corp. [2]	74,425	10,291,489
Nevro Corp. [2]	347,345	21,712,536
Quidel Corp. [1,2]	215,568	14,113,237
STERIS Plc	254,897	32,634,463
		138,700,242
Health Care Providers & Services - 1.3%
HealthEquity, Inc. [1,2]	110,419	8,168,798
MEDNAX, Inc. [2]	643,644	17,487,807
		25,656,605
Health Care Technology - 0.8%
Medidata Solutions, Inc. [1,2]	226,874	16,616,252
Life Sciences Tools & Services - 1.2%
Syneos Health, Inc. [1,2]	445,128	23,039,825
Pharmaceuticals - 1.8%
Catalent Inc. [2]	273,179	11,088,336
Prestige Consumer Healthcare, Inc. [1,2]	520,480	15,567,557
Revance Therapeutics, Inc. [2]	624,053	9,835,075
		36,490,968
Total Health Care		336,145,663
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
Industrials - 25.4%
Aerospace & Defense - 0.8%
HEICO Corp. Class A	186,995	$ 15,718,800
Air Freight & Logistics - 1.1%
Forward Air Corp.	338,045	21,881,653
Building Products - 1.0%
Allegion Plc [1]	218,997	19,865,218
Commercial Services & Supplies - 5.8%
ABM Industries, Inc. [1]	713,570	25,938,269
Cimpress, N.V. (Netherlands) [2]	136,525	10,939,748
Clean Harbors, Inc. [2]	613,107	43,855,544
Multi-Color Corp. [1]	403,668	20,138,997
Ritchie Bros. Auctioneers, Inc. (Canada)	365,421	12,424,314
		113,296,872
Electrical Equipment - 2.2%
Sensata Technologies Holding Plc [1,2]	956,336	43,054,247
Machinery - 7.6%
Evoqua Water Technologies Corp. [1,2]	705,469	8,874,800
John Bean Technologies Corp. [1]	292,478	26,875,803
Kennametal, Inc.	579,758	21,306,107
Middleby Corp. (The) [1,2]	224,173	29,149,215
Proto Labs, Inc. [2]	69,629	7,320,793
Tennant Co.	401,352	24,919,946
Wabtec Corp.	130,134	9,593,479
Woodward, Inc.	228,379	21,670,883
		149,711,026
Marine - 2.5%
Kirby Corp. [1,2]	521,565	39,174,747
Matson , Inc.	275,087	9,927,890
		49,102,637
Professional Services - 1.4%
TriNet Group, Inc. [2]	463,630	27,697,256
Road & Rail - 1.2%
Heartland Express, Inc. [1]	1,197,145	23,080,955
Trading Companies & Distributors - 1.8%
MSC Industrial Direct Co., Inc. Class A	432,805	35,797,301
Total Industrials		499,205,965
Information Technology - 24.0%
Communications Equipment - 0.4%
Starry, Inc. (Series C Shares) Acquisition Date: 5/14/18, Cost $4,220,000 [2,3,4]	4,577,007	6,545,120
	Shares	Value
Starry, Inc. (Series D Shares) Acquisition Date: 3/6/19, Cost $1,835,000 [2,3,4]	1,283,217	$ 1,835,000
		8,380,120
Electronic Equipment & Instruments - 4.6%
Belden, Inc. [1]	390,587	20,974,522
CDW Corp.	272,063	26,218,711
Trimble, Inc. [1,2]	1,076,992	43,510,477
		90,703,710
IT Services - 4.7%
Carbonite, Inc. [1,2]	752,346	18,665,704
Euronet Worldwide, Inc. [2]	110,943	15,819,362
Gartner, Inc. [1,2]	85,750	13,006,560
Presidio, Inc.	1,483,630	21,957,724
Switch, Inc. Class A [1]	2,137,402	22,036,615
		91,485,965
Semiconductors & Semiconductor Equipment - 0.8%
ON Semiconductor Corp. [2]	786,021	16,168,452
Software - 13.1%
2U, Inc. [2]	499,214	35,369,312
ChannelAdvisor Corp. [2]	677,299	8,249,502
Cornerstone OnDemand, Inc. [2]	228,135	12,497,235
CyberArk Software Ltd. (Israel) [2]	112,921	13,443,245
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $7,399,998 [2,3,4]	2,902,461	7,399,998
FireEye, Inc. [1,2]	748,421	12,565,989
j2 Global, Inc. [1]	356,393	30,863,634
LogMeIn, Inc.	566,700	45,392,670
Nuance Communications, Inc. [2]	574,200	9,721,206
RealPage, Inc. [1,2]	165,448	10,041,039
SolarWinds Corp. [1,2]	1,438,055	28,070,834
SS&C Technologies Holdings, Inc.	505,307	32,183,003
Zendesk, Inc. [2]	119,960	10,196,600
		255,994,267
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. [1,2]	722,940	7,778,834
Total Information Technology		470,511,348
Materials - 1.3%
Containers & Packaging - 1.3%
Graphic Packaging Holding Co. [1]	2,058,350	25,996,961
Total Materials		25,996,961

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
National Storage Affiliates Trust	317,209	$ 9,043,629
Total Real Estate		9,043,629
Total Common Stocks - 91.4% (Cost $1,560,190,969)		1,794,207,481
	Shares/ Principal Amount
Short-Term Investments - 0.4%[5]
Repurchase Agreements - 0.4%
Daiwa Capital Markets America, Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $1,690,035 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/11/19 - 3/20/49, totaling $1,723,455)	$1,689,662	1,689,662
HSBC Securities, Inc., dated 3/29/19, due 4/1/19, 2.59% total to be received $1,690,027 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.50%, 8/15/39 - 11/20/48, totaling $1,723,455)	1,689,662	1,689,662
Mizuho Financial Group, Inc., dated 3/29/19, due 4/1/19, 2.61% total to be received $1,690,030 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 10/1/19 - 7/1/48, totaling $1,723,455)	1,689,662	1,689,662
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 3/29/19, due 4/1/19, 2.60% total to be received $500,527 (collateralized by various U.S. Treasury Obligations, 0.00% - 1.63%, 5/15/24 - 11/15/48, totaling $510,427)	$ 500,419	$ 500,419
RBC Dominion Securities Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $1,690,035 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 4/11/19 - 9/9/49, totaling $1,723,455)	1,689,662	1,689,662
Total Repurchase Agreements		7,259,067
Total Short-Term Investments - 0.4% (Cost $7,259,067)		7,259,067
Total Investments - 91.8% (Cost $1,567,450,036)		1,801,466,548
Cash and Other Assets, Less Liabilities - 8.2%		161,608,656
Net Assets - 100.0%		$1,963,075,204

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at March 31, 2019. Total value of such securities at period-end amounts to $415,629,989 and represents 21.17% of net assets.
[2]	Non-income producing securities.
[3]	Level 3 security.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $32,803,705 and represents 1.67% of net assets.
[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 90.7%
Communication Services - 3.6%
Diversified Telecommunication Services - 2.7%
Iridium Communications, Inc. [1]	630,515	$ 16,670,816
Entertainment - 0.9%
Lions Gate Entertainment Corp. Class B	385,589	5,822,394
Total Communication Services		22,493,210
Consumer Discretionary - 10.1%
Auto Components - 1.0%
Lear Corp.	45,000	6,106,950
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	305,000	13,535,900
Leisure Products - 1.2%
Polaris Industries, Inc. [2]	87,000	7,345,410
Multiline Retail - 1.9%
Kohl's Corp. [2]	178,000	12,241,060
Textiles, Apparel & Luxury Goods - 3.8%
Gildan Activewear, Inc. (Canada)	280,000	10,071,600
Skechers U.S.A., Inc. Class A [1,2]	403,000	13,544,830
		23,616,430
Total Consumer Discretionary		62,845,750
Consumer Staples - 2.8%
Food Products - 2.8%
Nomad Foods Ltd. (United Kingdom) [1]	854,000	17,464,300
Total Consumer Staples		17,464,300
Energy - 4.7%
Energy Equipment & Services - 1.4%
Liberty Oilfield Services, Inc. Class A [2]	572,000	8,803,080
Oil, Gas & Consumable Fuels - 3.3%
California Resources Corp. [1,2]	168,571	4,333,960
EOG Resources, Inc.	68,826	6,550,859
TOTAL SA ADR (France)	165,000	9,182,250
		20,067,069
Total Energy		28,870,149
Financials - 10.3%
Banks - 5.6%
Bank Of Hawaii Corp. [2]	140,968	11,118,146
Citizens Financial Group, Inc.	338,409	10,998,293
Umpqua Holdings Corp. [2]	764,000	12,606,000
		34,722,439
Capital Markets - 3.6%
Oaktree Capital Group LLC	249,000	12,362,850
Pivotal Acquisition Corp. [1,2]	450,000	4,567,500
	Shares	Value
Schultze Special Purpose Acquisition Corp. [1]	500,000	$ 5,015,000
		21,945,350
Insurance - 1.1%
American International Group	158,000	6,803,480
Total Financials		63,471,269
Health Care - 7.9%
Biotechnology - 6.2%
Agios Pharmaceuticals, Inc. [1,2]	135,000	9,104,400
Audentes Therapeutics, Inc. [1]	131,000	5,111,620
Celgene Corp. [1]	70,000	6,603,800
Chimerix, Inc. [1]	325,000	682,500
Heron Therapeutics, Inc. [1,2]	136,000	3,323,840
Immunomedics, Inc. [1,2]	400,000	7,684,000
Precision BioSciences, Inc. [1]	71,151	1,277,161
Ultragenyx Pharmaceutical, Inc. [1,2]	64,000	4,439,040
		38,226,361
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. [1,2]	200,000	4,204,000
Pharmaceuticals - 1.0%
Nektar Therapeutics [1,2]	188,997	6,350,299
Total Health Care		48,780,660
Industrials - 9.6%
Building Products - 1.3%
Advanced Drainage Systems, Inc.	312,000	8,040,240
Commercial Services & Supplies - 2.8%
ABM Industries, Inc. [2]	293,059	10,652,695
Covanta Holding Corp. [2]	374,020	6,474,286
		17,126,981
Industrial Conglomerates - 1.9%
Carlisle Cos. Inc.	95,000	11,648,900
Machinery - 1.7%
Xylem, Inc.	136,610	10,797,654
Road & Rail - 1.9%
Genesee & Wyoming, Inc. Class A [1]	137,000	11,938,180
Total Industrials		59,551,955
Information Technology - 26.3%
Electronic Equipment & Instruments - 1.3%
Trimble, Inc. [1]	197,156	7,965,103
IT Services - 4.9%
CACI International, Inc. Class A [1]	72,800	13,251,056
Cardtronics Plc Class A [1,2]	140,000	4,981,200
LiveRamp Holdings, Inc. [1,2]	162,645	8,875,538
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
Switch, Inc. Class A	357,656	$ 3,687,433
		30,795,227
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. [1,2]	292,000	7,451,840
Ambarella, Inc. [1,2]	80,000	3,456,000
Mellanox Technologies Ltd. [1]	92,000	10,889,120
Micron Technology, Inc. [1]	158,772	6,562,047
NVIDIA Corp.	34,742	6,238,273
Synaptics, Inc. [1,2]	294,000	11,686,500
		46,283,780
Software - 12.6%
Benefitfocus, Inc. [1,2]	166,335	8,236,909
BlackBerry Ltd. (Canada) [1]	75,000	756,750
FireEye, Inc. [1,2]	803,000	13,482,370
LogMeIn, Inc.	80,000	6,408,000
Microsoft Corp.	104,700	12,348,318
Nuance Communications, Inc. [1]	770,000	13,036,100
Verint Systems, Inc. [1]	337,000	20,172,820
Zuora, Inc. Class A [1,2]	175,000	3,505,250
		77,946,517
Total Information Technology		162,990,627
Materials - 8.7%
Chemicals - 1.9%
Nutrien Ltd. (Canada)	228,882	12,075,814
Containers & Packaging - 4.8%
Graphic Packaging Holding Co. [2]	1,640,000	20,713,200
Owens-Illinois, Inc.	476,200	9,038,276
		29,751,476
Metals & Mining - 2.0%
Newmont Mining Corp. [2]	341,000	12,197,570
Total Materials		54,024,860
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 2.1%
VICI Properties, Inc.	589,493	12,898,107
Real Estate Management & Development - 2.2%
Kennedy-Wilson Holdings, Inc. [2]	640,000	13,689,600
Total Real Estate		26,587,707
Utilities - 2.4%
Independent Power & Renewable Electricity Producers - 1.6%
TerraForm Power, Inc. Class A [2]	705,000	9,686,700
Water Utilities - 0.8%
AquaVenture Holdings Ltd. [1,2]	255,000	4,934,250
Total Utilities		14,620,950
Total Common Stocks - 90.7% (Cost $426,925,520)		561,701,437

	Shares/ Principal Amount	Value
Short-Term Investments - 2.3%[3]
Repurchase Agreements - 2.3%
Daiwa Capital Markets America, Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $3,322,831 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/11/19 - 3/20/49, totaling $3,388,539)	$ 3,322,097	$ 3,322,097
HSBC Securities, Inc., dated 3/29/19, due 4/1/19, 2.59% total to be received $3,322,814 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.50%, 8/15/39 - 11/20/48, totaling $3,388,539)	3,322,097	3,322,097
Mizuho Financial Group, Inc., dated 3/29/19, due 4/1/19, 2.61% total to be received $3,322,820 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 10/1/19 - 7/1/48, totaling $3,388,539)	3,322,097	3,322,097
Nomura Securities International, Inc., dated 3/29/19, due 4/1/19, 2.60% total to be received $984,111 (collateralized by various U.S. Treasury Obligations, 0.00% - 1.63%, 5/15/24 - 11/15/48, totaling $1,003,576)	983,898	983,898

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $3,322,831 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 4/11/19 - 9/9/49, totaling $3,388,539)	$ 3,322,097	$ 3,322,097
Total Repurchase Agreements		14,272,286
Total Short-Term Investments - 2.3% (Cost $14,272,286)		14,272,286
Total Investments - 93.0% (Cost $441,197,806)		575,973,723
Cash and Other Assets, Less Liabilities - 7.0%		43,107,669
Net Assets - 100.0%		$619,081,392
ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2019. Total value of such securities at period-end amounts to $158,225,145 and represents 25.56% of net assets.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 104.0%
Communication Services - 16.3%
Entertainment - 4.8%
Activision Blizzard, Inc. [1]	9,489	$ 432,034
Take-Two Interactive Software, Inc. [1,2]	14,744	1,391,391
Walt Disney Co. (The)	10,000	1,110,300
		2,933,725
Interactive Media & Services - 10.3%
Alphabet, Inc. Class A [1,2]	1,580	1,859,486
Snap, Inc. Class A [1,2,3]	241,300	2,659,126
Twitter, Inc. [2]	55,000	1,808,400
		6,327,012
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc. [1,2]	10,437	721,197
Total Communication Services		9,981,934
Consumer Discretionary - 24.4%
Household Durables - 7.6%
Roku, Inc. [1,2]	72,000	4,644,720
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. [1,2]	1,329	2,366,617
Multiline Retail - 9.5%
Macy's, Inc. [3]	50,000	1,201,500
Nordstrom, Inc. [3]	50,000	2,219,000
Target Corp.	30,000	2,407,800
		5,828,300
Specialty Retail - 3.5%
Best Buy Co., Inc.	30,000	2,131,800
Total Consumer Discretionary		14,971,437
Consumer Staples - 3.8%
Food & Staples Retailing - 3.8%
Costco Wholesale Corp. [1]	4,483	1,085,514
Kroger Co. (The)	50,000	1,230,000
Total Consumer Staples		2,315,514
Energy - 9.1%
Energy Equipment & Services - 1.2%
Liberty Oilfield Services, Inc. Class A [1]	47,446	730,194
Oil, Gas & Consumable Fuels - 7.9%
California Resources Corp. [1,2]	89,562	2,302,639
Cheniere Energy, Inc. [1,2]	26,896	1,838,610
Cimarex Energy Co. [1]	10,000	699,000
		4,840,249
Total Energy		5,570,443
	Shares	Value
Financials - 2.5%
Banks - 1.6%
U.S. Bancorp	20,000	$ 963,800
Capital Markets - 0.9%
Intercontinental Exchange, Inc. [1]	7,591	577,979
Total Financials		1,541,779
Health Care - 18.2%
Biotechnology - 10.2%
Alnylam Pharmaceuticals, Inc. [2,3]	16,000	1,495,200
Exact Sciences Corp. [1,2]	27,412	2,374,428
Heron Therapeutics, Inc. [1,2]	18,978	463,822
Vertex Pharmaceuticals, Inc. [1,2]	10,438	1,920,070
		6,253,520
Health Care Equipment & Supplies - 0.7%
Axogen, Inc. [2,3]	20,000	421,200
Health Care Providers & Services - 3.2%
Guardant Health, Inc. [2,3]	25,000	1,917,500
Health Care Technology - 1.7%
Teladoc Health, Inc. [1,2]	18,978	1,055,177
Life Sciences Tools & Services - 1.6%
Accelerate Diagnostics, Inc. [1,2]	47,446	997,315
Pharmaceuticals - 0.8%
Nektar Therapeutics [2,3]	15,000	504,000
Total Health Care		11,148,712
Information Technology - 25.3%
IT Services - 7.1%
Mastercard, Inc. Class A [1]	4,687	1,103,554
PayPal Holdings, Inc. [2]	8,800	913,792
Switch, Inc. Class A [1,3]	110,720	1,141,523
Visa, Inc. Class A [1]	7,870	1,229,215
		4,388,084
Semiconductors & Semiconductor Equipment - 6.8%
Ambarella, Inc. [1,2]	19,927	860,846
Micron Technology, Inc. [2]	30,000	1,239,900
NVIDIA Corp. [1]	11,387	2,044,650
		4,145,396
Software - 7.0%
Box, Inc. Class A [2]	100,000	1,931,000
Microsoft Corp.	20,000	2,358,800
		4,289,800
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	8,966	1,703,092
HP, Inc.	50,000	971,500
		2,674,592
Total Information Technology		15,497,872
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
Materials - 4.4%
Chemicals - 0.9%
DowDuPont, Inc. [1]	10,000	$ 533,100
Metals & Mining - 3.5%
Royal Gold, Inc. [1]	23,695	2,154,586
Total Materials		2,687,686
Total Common Stocks - 104.0% (Cost $44,396,906)		63,715,377
	Shares/ Principal Amount
Short-Term Investments - 2.1%[4]
Repurchase Agreements - 2.1%
Daiwa Capital Markets America, Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $290,074 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/11/19 - 3/20/49, totaling $295,810)	$ 290,010	290,010
HSBC Securities, Inc., dated 3/29/19, due 4/1/19, 2.59% total to be received $290,073 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.50%, 8/15/39 - 11/20/48, totaling $295,810)	290,010	290,010
Mizuho Financial Group, Inc., dated 3/29/19, due 4/1/19, 2.61% total to be received $290,073 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 10/1/19 - 7/1/48, totaling $295,810)	290,010	290,010
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 3/29/19, due 4/1/19, 2.60% total to be received $85,908 (collateralized by U.S. Treasury Obligations, 0.00% - 1.63%, 5/15/24 - 11/15/48, totaling $87,607)	$ 85,889	$ 85,889
RBC Dominion Securities Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $290,074 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 4/11/19 - 9/9/49, totaling $295,810)	290,010	290,010
Total Repurchase Agreements		1,245,929
Total Short-Term Investments - 2.1% (Cost $1,245,929)		1,245,929
Total Investments - 106.1% (Cost $45,642,835)		64,961,306
Liabilities in Excess of Other Assets - (6.1)%		(3,716,743)
Net Assets - 100.0%		$61,244,563
Value
Call Options Written - (4.3)%
Total Call Options Written - (4.3)% (Premium received $(2,480,197))	$(2,607,750)

[1]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at March 31, 2019. Total value of such securities at period-end amounts to $8,007,164 and represents 13.07% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2019 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Micron Technology, Inc.	32.00	6/21/19	200	$ 826,600	$ (161,841)	$ (195,000)
Twitter, Inc.	24.00	6/21/19	250	822,000	(202,301)	(226,250)
Macy's, Inc.	19.00	8/16/19	500	1,201,500	(236,605)	(277,500)
Box, Inc. Class A	17.00	9/20/19	1,000	1,931,000	(454,210)	(360,000)
HP, Inc.	18.00	1/17/20	500	971,500	(134,606)	(132,500)
Nordstrom, Inc.	32.50	1/17/20	500	2,219,000	(662,099)	(635,000)
Take-Two Interactive Software, Inc.	80.00	1/17/20	100	943,700	(237,275)	(213,000)
Target Corp.	62.50	1/17/20	300	2,407,800	(391,260)	(568,500)
				Total	$(2,480,197)	$(2,607,750)
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2019 (Unaudited)
	Shares	Value
Common Stocks - 91.2%
Communication Services - 2.6%
Entertainment - 1.1%
Cinemark Holdings, Inc. [1]	517,476	$ 20,693,865
Interactive Media & Services - 0.4%
Actua Corp. [2]	1,117,791	469,472
TrueCar, Inc. [2]	898,748	5,967,687
		6,437,159
Media - 1.1%
National CineMedia, Inc. [1]	1,276,220	8,997,351
TechTarget, Inc. [2]	673,586	10,959,244
		19,956,595
Total Communication Services		47,087,619
Consumer Discretionary - 16.2%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. [2]	203,836	9,572,139
Diversified Consumer Services - 3.0%
Grand Canyon Education, Inc. [2]	470,911	53,924,019
Hotels, Restaurants & Leisure - 2.5%
Chuy's Holdings, Inc. [1,2]	458,040	10,429,571
Playa Hotels & Resorts, N.V. [2]	954,763	7,284,842
PlayAGS, Inc. [2]	1,155,794	27,658,150
		45,372,563
Internet & Direct Marketing Retail - 1.7%
Evolve Vacation Rental Network, Inc. Acquisition Date: 6/15/18, Cost $3,999,999 [2,3,4]	470,013	3,999,811
Shutterstock, Inc. [1]	558,588	26,046,958
		30,046,769
Leisure Products - 1.1%
Clarus Corp.	900,521	11,535,674
Malibu Boats, Inc. Class A [2]	194,083	7,681,805
		19,217,479
Specialty Retail - 2.2%
Sally Beauty Holdings, Inc. [1,2]	2,116,435	38,963,568
Textiles, Apparel & Luxury Goods - 5.2%
Carter's, Inc. [1]	235,536	23,739,673
Skechers U.S.A., Inc. Class A [2]	1,670,383	56,141,573
Wolverine World Wide, Inc.	376,081	13,437,374
		93,318,620
Total Consumer Discretionary		290,415,157
	Shares	Value
Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. [2]	404,329	$ 11,078,615
Total Consumer Staples		11,078,615
Energy - 0.8%
Energy Equipment & Services - 0.5%
NCS Multistage Holdings, Inc. [1,2]	1,357,807	7,033,440
RigNet, Inc. [2]	198,980	1,944,035
		8,977,475
Oil, Gas & Consumable Fuels - 0.3%
Evolution Petroleum Corp.	751,575	5,073,131
Total Energy		14,050,606
Financials - 5.0%
Capital Markets - 4.5%
GS Acquisition Holdings Corp. [1,2]	1,784,558	18,720,013
Legacy Acquisition Corp. [2]	1,257,692	12,916,497
One Madison Corp. [2]	1,435,813	15,320,125
PennantPark Investment Corp.	1,357,028	9,377,063
TPG Pace Holdings Corp. [2]	851,989	9,082,203
WisdomTree Investments, Inc. [1]	2,171,793	15,332,859
		80,748,760
Insurance - 0.5%
Trupanion, Inc. [1,2]	270,813	8,866,417
Total Financials		89,615,177
Health Care - 21.8%
Biotechnology - 10.0%
4D Molecular Therapeutics, Inc. Acquisition Date: 8/27/18, Cost $3,999,999 [2,3,4]	229,095	3,999,999
Albireo Pharma, Inc. [1,2]	359,649	11,584,294
Argenx SE ADR (Netherlands) [2]	92,478	11,544,954
CareDx, Inc. [1,2]	425,274	13,404,636
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0 [2,3,4]	17,318	151,532
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007 [2,3,4]	1,663,893	2,995,007
Chimerix, Inc. [2]	3,001,061	6,302,228
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
DBV Technologies SA ADR (France) [1,2]	620,885	$ 4,787,023
Deciphera Pharmaceuticals, Inc. [1,2]	176,873	4,105,222
Forte Biosciences, Inc. Acquisition Date: 11/27/18, Cost $4,000,000 [2,3,4]	5,571,807	4,000,000
Heron Therapeutics, Inc. [1,2]	436,388	10,665,323
ImmunoGen, Inc. [2]	1,523,553	4,128,829
Immunomedics, Inc. [1,2]	525,431	10,093,530
Inhibrx, Inc. Acquisition Date: 10/1/18, Cost $3,999,994 [2,3,4]	573,065	3,999,994
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	563,853	10,183,188
Kodiak Sciences, Inc. [1,2]	506,663	3,308,509
Kodiak Sciences, Inc. Acquisition Date: 2/2/18, Cost $4,166,305 [2,3,4]	520,788	2,890,634
Lyra Therapeutics, Inc. Acquisition Date: 7/30/18, Cost $4,000,000 [2,3,4]	13,333,334	4,000,000
Mersana Therapeutics, Inc. [2]	1,660,995	8,736,834
Metacrine, Inc. Acquisition Date: 6/5/18, Cost $2,785,002 [2,3,4]	1,313,680	2,785,002
Neon Therapeutics, Inc. [2]	337,077	2,177,517
NexImmune, Inc. (Series A Shares) Acquisition Date: 12/28/17, Cost $3,000,000 [2,3,4]	10,166,045	3,581,498
NexImmune, Inc. (Series A-2 Shares) Acquisition Date: 1/25/19, Cost $1,000,000 [2,3,4]	2,838,489	1,000,000
Orchard Therapeutics Ltd. Acquisition Date: 8/2/18, Cost $2,095,950 [2,3,4]	194,819	2,960,854
Orchard Therapeutics Plc ADR (United Kingdom) [2]	279,442	4,996,423
Precision BioSciences, Inc. Acquisition Date: 5/25/18-3/1/19, Cost $4,225,858 [2,3,4]	367,167	5,602,050
Rhythm Pharmaceuticals, Inc. [1,2]	298,537	8,182,899
TCR2 Therapeutics, Inc. [1,2]	105,944	1,846,604
TCR2 Therapeutics, Inc. Acquisition Date: 2/28/18, Cost $4,304,988 [2,3,4]	347,524	5,148,742
Viking Therapeutics, Inc. [1,2]	1,237,130	12,297,072
	Shares	Value
Xencor, Inc. [1,2]	228,079	$ 7,084,134
		178,544,531
Health Care Equipment & Supplies - 4.5%
Axogen, Inc. [1,2]	610,177	12,850,328
Beta Bionics, Inc. Acquisition Date: 10/9/18, Cost $3,999,976 [2,3,4]	26,631	3,999,976
CryoLife, Inc. [2]	319,123	9,308,818
Endologix, Inc. [2]	146,580	968,896
Insulet Corp. [1,2]	109,335	10,396,665
Merit Medical Systems, Inc. [1,2]	155,675	9,625,385
Nevro Corp. [2]	317,790	19,865,053
Quidel Corp. [1,2]	208,138	13,626,795
		80,641,916
Health Care Providers & Services - 0.8%
BioTelemetry, Inc. [1,2]	115,524	7,234,113
HealthEquity, Inc. [1,2]	111,725	8,265,415
		15,499,528
Health Care Technology - 0.9%
Medidata Solutions, Inc. [1,2]	215,760	15,802,263
Life Sciences Tools & Services - 2.6%
Accelerate Diagnostics, Inc. [1,2]	441,596	9,282,348
Pacific Biosciences of California, Inc. [2]	2,098,993	15,175,719
Syneos Health, Inc. [1,2]	415,493	21,505,918
		45,963,985
Pharmaceuticals - 3.0%
Liquidia Technologies, Inc. [2]	774,925	8,818,646
Prestige Consumer Healthcare, Inc. [1,2]	595,335	17,806,470
Revance Therapeutics, Inc. [1,2]	596,800	9,405,568
WaVe Life Sciences Ltd. [2]	262,644	10,203,719
Xeris Pharmaceuticals, Inc. [2]	784,666	7,878,047
		54,112,450
Total Health Care		390,564,673
Industrials - 26.4%
Air Freight & Logistics - 1.1%
Forward Air Corp.	301,530	19,518,037
Commercial Services & Supplies - 9.9%
ABM Industries, Inc. [1]	692,947	25,188,623
Cimpress, N.V. (Netherlands) [2]	147,763	11,840,249
Clean Harbors, Inc. [2]	571,944	40,911,154
Heritage-Crystal Clean, Inc. [2]	1,504,928	41,310,274
Hudson Technologies, Inc. [1,2]	2,284,533	4,409,149
Multi-Color Corp. [1]	363,751	18,147,537
Ritchie Bros. Auctioneers, Inc. (Canada)	418,940	14,243,960

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
SP Plus Corp. [2]	622,881	$ 21,252,700
		177,303,646
Construction & Engineering - 0.8%
Construction Partners, Inc. Class A [2]	1,176,576	15,024,875
Machinery - 4.9%
Graham Corp.	413,502	8,117,045
John Bean Technologies Corp. [1]	311,607	28,633,567
Kennametal, Inc. [1]	535,127	19,665,917
Proto Labs, Inc. [2]	91,187	9,587,401
Tennant Co.	351,653	21,834,135
		87,838,065
Marine - 2.9%
Kirby Corp. [1,2]	398,586	29,937,795
Matson , Inc.	612,569	22,107,615
		52,045,410
Professional Services - 4.5%
Forrester Research, Inc.	318,830	15,415,431
InnerWorkings, Inc. [1,2]	3,968,199	14,364,880
TriNet Group, Inc. [2]	435,714	26,029,554
TrueBlue, Inc. [2]	1,065,729	25,193,834
		81,003,699
Road & Rail - 1.2%
Heartland Express, Inc. [1]	1,080,580	20,833,582
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. Class A	233,870	19,343,388
Total Industrials		472,910,702
Information Technology - 16.8%
Communications Equipment - 0.4%
Starry, Inc. (Series C Shares) Acquisition Date: 5/14/18, Cost $3,780,000 [2,3,4]	4,099,783	5,862,690
Starry, Inc. (Series D Shares) Acquisition Date: 3/6/19, Cost $1,665,000 [2,3,4]	1,164,336	1,665,000
		7,527,690
Electronic Equipment & Instruments - 0.6%
CTS Corp.	333,997	9,809,492
IT Services - 3.5%
Carbonite, Inc. [2]	1,149,601	28,521,601
Euronet Worldwide, Inc. [1,2]	103,593	14,771,326
Presidio, Inc.	1,295,049	19,166,725
		62,459,652
Semiconductors & Semiconductor Equipment - 0.2%
Cabot Microelectronics Corp.	28,125	3,148,875
	Shares	Value
Software - 11.6%
2U, Inc. [1,2]	480,444	$ 34,039,457
American Software, Inc. [1]	631,080	7,541,406
Asure Software, Inc. [1,2]	802,174	4,901,283
Benefitfocus, Inc. [1,2]	197,072	9,759,005
ChannelAdvisor Corp. [2]	632,085	7,698,795
Cornerstone OnDemand, Inc. [2]	214,000	11,722,920
CyberArk Software Ltd. (Israel) [2]	102,912	12,251,674
Domo, Inc. Class B [1,2]	204,117	8,232,039
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $6,599,998 [2,3,4]	2,588,681	6,599,998
Envestnet, Inc. [1,2]	146,336	9,568,911
Everbridge, Inc. [1,2]	167,619	12,573,101
LivePerson, Inc. [2]	457,399	13,273,719
LogMeIn, Inc.	588,159	47,111,536
Model N, Inc. [2]	640,150	11,228,231
QAD, Inc. Class A	270,559	11,652,976
		208,155,051
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. [1,2]	855,626	9,206,536
Total Information Technology		300,307,296
Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITS) - 1.0%
Jernigan Capital, Inc. [1]	434,424	9,140,281
National Storage Affiliates Trust	280,143	7,986,877
Total Real Estate		17,127,158
Total Common Stocks - 91.2% (Cost $1,462,520,943)		1,633,157,003
Warrants - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Magnolia Oil & Gas Corp., Strike Price $11.50, Expires 7/31/23 [2]	401,457	1,360,939
Total Energy		1,360,939
Total Warrants - 0.1% (Cost $956,065)		1,360,939

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	13	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
	Shares	Value
Preferred Stocks - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
SlipChip Corp. Acquisition Date: 10/6/17, Cost $4,000,000 [2,3,4]	1,462,202	$ 4,000,000
Total Health Care		4,000,000
Total Preferred Stocks - 0.2% (Cost $4,000,000)		4,000,000
	Shares/ Principal Amount
Short-Term Investments - 1.8%[5]
Repurchase Agreements - 1.8%
Daiwa Capital Markets America, Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $7,523,174 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/11/19 - 3/20/49, totaling $7,671,943)	$ 7,521,513	7,521,513
HSBC Securities, Inc., dated 3/29/19, due 4/1/19, 2.59% total to be received $7,523,136 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.50%, 8/15/39 - 11/20/48, totaling $7,671,943)	7,521,513	7,521,513
Mizuho Financial Group, Inc., dated 3/29/19, due 4/1/19, 2.61% total to be received $7,523,149 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 10/1/19 - 7/1/48, totaling $7,671,943)	7,521,513	7,521,513
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 3/29/19, due 4/1/19, 2.60% total to be received $2,228,206 (collateralized by various U.S. Treasury Obligations, 0.00% - 1.63%, 5/15/24 - 11/15/48, totaling $2,272,277)	$ 2,227,723	$ 2,227,723
RBC Dominion Securities Inc., dated 3/29/19, due 4/1/19, 2.65% total to be received $7,523,174 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 4/11/19 - 9/9/49, totaling $7,671,943)	7,521,513	7,521,513
Total Repurchase Agreements		32,313,775
Total Short-Term Investments - 1.8% (Cost $32,313,775)		32,313,775
Total Investments - 93.3% (Cost $1,499,790,783)		1,670,831,717
Cash and Other Assets, Less Liabilities - 6.7%		120,655,915
Net Assets - 100.0%		$1,791,487,632

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	14	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2019 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at March 31, 2019. Total value of such securities at period-end amounts to $315,271,351 and represents 17.60% of net assets.
[2]	Non-income producing securities.
[3]	Level 3 security.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $69,242,787 and represents 3.87% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	15	www.meridianfund.com